AB Active ETFs, Inc.

AB Short Duration Income ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 36.5%
Industrial – 21.0%
Basic – 0.4%
Georgia-Pacific LLC 0.95%, 05/15/2026(a)	U.S.$	9	$8,791
Glencore Funding LLC 1.625%, 09/01/2025(a)		32	32,000
5.186%, 04/01/2030(a)		72	73,950
5.338%, 04/04/2027(a)		373	378,659

			493,400

Capital Goods – 3.1%
BAE Systems PLC 5.00%, 03/26/2027(a)		374	378,267
Boeing Co. (The) 2.196%, 02/04/2026		426	421,761
3.25%, 02/01/2028		272	265,532
6.259%, 05/01/2027		104	106,980
Northrop Grumman Corp. 3.20%, 02/01/2027		377	372,322
3.25%, 01/15/2028		184	180,653
Parker-Hannifin Corp. 3.25%, 06/14/2029		66	63,980
4.25%, 09/15/2027		486	487,784
Regal Rexnord Corp. 6.05%, 02/15/2026		377	378,614
Republic Services, Inc. 4.875%, 04/01/2029		348	356,930
RTX Corp. 3.50%, 03/15/2027		202	200,210
5.75%, 11/08/2026		421	427,980
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		444	439,724

			4,080,737

Communications - Media – 0.3%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		83	82,596
10.00%, 02/15/2031(a)		124	123,075
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	118	158,626

			364,297

Communications - Telecommunications – 1.5%
AT&T, Inc. 3.80%, 02/15/2027	U.S.$	393	390,984
4.25%, 03/01/2027		486	486,301
Rogers Communications, Inc. 3.20%, 03/15/2027		629	618,961
T-Mobile USA, Inc. 3.75%, 04/15/2027		417	414,227

			1,910,473

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 1.1%
American Honda Finance Corp. 2.00%, 03/24/2028	U.S.$	107	$101,449
Ford Motor Credit Co. LLC 3.815%, 11/02/2027		219	213,174
5.303%, 09/06/2029		200	198,524
5.80%, 03/08/2029		383	387,286
Hyundai Capital America 1.30%, 01/08/2026(a)		61	60,308
4.30%, 09/24/2027(a)		35	34,969
4.55%, 09/26/2029(a)		38	38,022
5.15%, 03/27/2030(a)		100	102,141
5.25%, 01/08/2027(a)		25	25,276
5.30%, 03/19/2027(a)		322	326,411

			1,487,560

Consumer Cyclical - Entertainment – 0.4%
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		436	439,575
5.50%, 08/31/2026(a)		31	31,123

			470,698

Consumer Cyclical - Other – 0.9%
CK Hutchison International 24 Ltd. 5.375%, 04/26/2029(a)		447	463,606
Flutter Treasury DAC 5.875%, 06/04/2031(a)		200	203,808
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		4	4,043
6.125%, 07/31/2032(a)		17	17,271
Las Vegas Sands Corp. 3.50%, 08/18/2026		424	419,909
5.625%, 06/15/2028		112	114,579

			1,223,216

Consumer Cyclical - Restaurants – 0.4%
McDonald’s Corp. 3.50%, 03/01/2027		211	209,194
Series G 5.00%, 05/17/2029		255	262,737
Starbucks Corp. 4.75%, 02/15/2026		52	52,067

			523,998

Consumer Non-Cyclical – 6.5%
Altria Group, Inc. 3.40%, 05/06/2030		466	446,507
Amgen, Inc. 2.20%, 02/21/2027		485	472,041
3.20%, 11/02/2027		125	122,663
BAT Capital Corp. 3.557%, 08/15/2027		124	122,358
4.70%, 04/02/2027		299	300,779

	Principal Amount (000)		U.S. $ Value

BAT International Finance PLC 1.668%, 03/25/2026	U.S.$	431	$424,259
Cargill, Inc. 4.875%, 10/10/2025(a)		403	403,109
CVS Health Corp. 2.875%, 06/01/2026		401	396,312
3.00%, 08/15/2026		107	105,669
3.625%, 04/01/2027		283	280,252
DH Europe Finance II SARL 2.60%, 11/15/2029		490	461,163
Gilead Sciences, Inc. 1.20%, 10/01/2027		521	492,517
HCA, Inc. 3.125%, 03/15/2027		362	356,219
5.25%, 06/15/2026		263	263,452
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		376	372,691
IQVIA, Inc. 6.25%, 02/01/2029		453	477,371
Kraft Heinz Foods Co. 3.00%, 06/01/2026		381	376,828
3.875%, 05/15/2027		214	212,603
Molson Coors Beverage Co. 3.00%, 07/15/2026		393	388,480
Philip Morris International, Inc. 2.75%, 02/25/2026		65	64,474
3.375%, 08/15/2029		49	47,558
4.375%, 11/01/2027		126	126,809
4.875%, 02/13/2026		131	131,189
4.875%, 02/15/2028		43	43,772
4.875%, 02/13/2029		272	277,709
Royalty Pharma PLC 1.20%, 09/02/2025		426	426,000
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		486	480,878
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		503	456,005

			8,529,667

Energy – 2.4%
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	28,214
4.375%, 01/15/2028		295	293,186
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		25	25,436
MPLX LP 4.125%, 03/01/2027		618	616,455
Targa Resources Corp. 4.90%, 09/15/2030		57	57,865
5.20%, 07/01/2027		442	449,147
Var Energi ASA 5.875%, 05/22/2030(a)		200	207,342
7.50%, 01/15/2028(a)		446	473,273
Williams Cos., Inc. (The) 3.75%, 06/15/2027		454	450,277

	Principal Amount (000)		U.S. $ Value

Woodside Finance Ltd. 4.50%, 03/04/2029(a)	U.S.$	290	$289,203
5.40%, 05/19/2030		174	178,778

			3,069,176

Other Industrial – 0.1%
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		187	191,383

Services – 0.7%
Amazon.com, Inc. 1.20%, 06/03/2027		96	91,834
Expedia Group, Inc. 3.80%, 02/15/2028		364	360,455
S&P Global, Inc. 2.45%, 03/01/2027		481	469,923

			922,212

Technology – 3.2%
Analog Devices, Inc. 3.50%, 12/05/2026		486	483,113
Broadcom, Inc. 4.15%, 02/15/2028		143	143,114
5.05%, 07/12/2027		443	450,004
Fiserv, Inc. 3.20%, 07/01/2026		416	412,181
5.15%, 03/15/2027		253	256,251
Honeywell International, Inc. 2.50%, 11/01/2026		95	93,267
International Business Machines Corp. 1.70%, 05/15/2027		164	157,789
3.30%, 05/15/2026		158	156,927
3.50%, 05/15/2029		304	297,911
Oracle Corp. 1.65%, 03/25/2026		166	163,435
2.65%, 07/15/2026		68	67,083
2.80%, 04/01/2027		430	420,893
3.25%, 11/15/2027		187	183,350
4.50%, 05/06/2028		15	15,126
VMware LLC 1.40%, 08/15/2026		442	429,757
Workday, Inc. 3.50%, 04/01/2027		405	401,015

			4,131,216

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		43	43,021

			27,441,054

Financial Institutions – 14.4%
Banking – 12.9%
Ally Financial, Inc. 5.737%, 05/15/2029		370	379,598
American Express Co. 6.338%, 10/30/2026		398	399,166

	Principal Amount (000)		U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	U.S.$	200	$206,928
Banco Santander SA 1.722%, 09/14/2027		400	389,008
4.25%, 04/11/2027		400	400,180
Barclays PLC 4.837%, 09/10/2028		401	405,022
5.20%, 05/12/2026		111	111,367
7.325%, 11/02/2026		234	235,006
CaixaBank SA 6.208%, 01/18/2029(a)		343	357,245
Capital One Financial Corp. 1.878%, 11/02/2027		643	624,822
4.20%, 10/29/2025		286	285,671
Citigroup, Inc. 1.122%, 01/28/2027		23	22,687
1.462%, 06/09/2027		424	414,511
3.887%, 01/10/2028		86	85,504
4.658%, 05/24/2028		185	186,092
Series VAR 3.07%, 02/24/2028		421	413,498
Credit Agricole SA 5.23%, 01/09/2029(a)		275	279,881
Danske Bank A/S 4.298%, 04/01/2028(a)		451	451,081
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		529	525,990
2.552%, 01/07/2028		385	376,080
DNB Bank ASA 1.605%, 03/30/2028(a)		465	446,395
Goldman Sachs Bank USA/New York NY 5.283%, 03/18/2027		241	242,087
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027		267	262,853
HSBC Holdings PLC 2.251%, 11/22/2027		203	197,994
4.583%, 06/19/2029		214	215,370
5.597%, 05/17/2028		506	516,484
JPMorgan Chase & Co. 1.04%, 02/04/2027		268	264,208
1.045%, 11/19/2026		260	258,092
1.47%, 09/22/2027		72	69,941
Lloyds Banking Group PLC 1.627%, 05/11/2027		395	387,625
3.75%, 01/11/2027		283	281,441
5.985%, 08/07/2027		175	177,482
Macquarie Group Ltd. 1.34%, 01/12/2027(a)		432	427,209
Mitsubishi UFJ Financial Group, Inc. 1.538%, 07/20/2027		440	429,290
2.341%, 01/19/2028		487	474,265
Morgan Stanley 3.95%, 04/23/2027		587	584,910
5.652%, 04/13/2028		12	12,258
6.138%, 10/16/2026		235	235,425
Nationwide Building Society 2.972%, 02/16/2028(a)		454	445,070

	Principal Amount (000)		U.S. $ Value

NatWest Group PLC 1.642%, 06/14/2027	U.S.$	416	$407,206
Santander UK Group Holdings PLC 2.469%, 01/11/2028		200	194,890
6.833%, 11/21/2026		369	370,723
Societe Generale SA 5.249%, 05/22/2029(a)		200	203,120
5.519%, 01/19/2028(a)		443	448,631
Standard Chartered PLC 5.545%, 01/21/2029(a)		236	241,938
Synchrony Financial 3.95%, 12/01/2027		65	64,103
5.019%, 07/29/2029		348	350,272
7.25%, 02/02/2033		179	188,689
Toronto-Dominion Bank (The) 2.80%, 03/10/2027		418	410,200
Truist Financial Corp. 5.90%, 10/28/2026		72	72,132
UBS Group AG 1.494%, 08/10/2027(a)		226	220,036
4.703%, 08/05/2027(a)		367	368,101
UniCredit SpA 1.982%, 06/03/2027(a)		404	396,566
Westpac New Zealand Ltd. 5.195%, 02/28/2029(a)		449	462,268

			16,876,611

Finance – 0.1%
Aviation Capital Group LLC 4.75%, 04/14/2027(a)		155	155,751

Insurance – 0.2%
Centene Corp. 3.00%, 10/15/2030		306	270,559

REITs – 1.2%
Digital Realty Trust LP 3.60%, 07/01/2029		132	128,775
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		406	407,242
Newmark Group, Inc. 7.50%, 01/12/2029		260	278,393
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		84	85,205
Simon Property Group LP 1.75%, 02/01/2028		347	329,220
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)		371	369,349

			1,598,184

			18,901,105

Utility – 1.1%
Electric – 1.1%
DTE Energy Co. 5.10%, 03/01/2029		145	148,693

	Principal Amount (000)		U.S. $ Value

Enel Finance International NV 2.125%, 07/12/2028(a) (b)	U.S.$	474	$446,176
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		304	305,326
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		483	478,344
5.05%, 12/30/2026(a)		10	10,077

			1,388,616

Total Corporates - Investment Grade (cost $47,239,334)			47,730,775

GOVERNMENTS - TREASURIES – 28.2%
United States – 28.2%
U.S. Treasury Bonds 4.75%, 02/15/2045		145	142,842
U.S. Treasury Notes 3.75%, 04/30/2027		1,171	1,172,189
3.875%, 05/31/2027		1,800	1,805,836
3.875%, 07/31/2027		272	273,116
3.875%, 03/15/2028		589	593,164
3.875%, 07/31/2030		3,498	3,525,328
4.00%, 01/31/2029		1,445	1,462,837
4.00%, 07/31/2029		2,591	2,624,804
4.00%, 02/28/2030		2,375	2,407,656
4.125%, 01/31/2027		1,303	1,309,362
4.125%, 02/28/2027		4,039	4,061,877
4.125%, 03/31/2029		1,158	1,177,451
4.25%, 02/28/2029		1,190	1,214,544
4.25%, 06/30/2029		3,813	3,895,005
4.25%, 01/31/2030		2,220	2,271,858
4.375%, 08/31/2028		1,036	1,058,867
4.375%, 11/30/2028		970	992,583
4.375%, 12/31/2029		900	925,383
4.625%, 09/30/2028		3,835	3,948,852
4.625%, 04/30/2029		1,060	1,096,023
4.875%, 10/31/2028		950	985,699

Total Governments - Treasuries (cost $36,362,984)			36,945,276

ASSET-BACKED SECURITIES – 15.6%

Other ABS - Fixed Rate – 9.0%
Affirm Asset Securitization Trust Series 2023-B, Class 1A 6.82%, 09/15/2028(a)		350	350,284
Series 2023-B, Class A 6.82%, 09/15/2028(a)		150	150,122
Series 2024-X2, Class A 5.22%, 12/17/2029(a)		36	35,583
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)		255	257,993
Series 2025-REV1, Class A 5. 12%, 05/15/2034(a)		250	251,222

	Principal Amount (000)		U.S. $ Value

BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)	U.S.$	29	$28,601
Series 2023-B, Class A 6.92%, 12/17/2036(a)		110	115,608
Series 2025-2CON, Class A 4.84%, 09/17/2036(a)		300	302,463
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.465%, 08/15/2050(a)		600	605,247
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		600	605,278
Series 2025-1A, Class A 6.13%, 11/15/2032(a)		400	406,284
Dailypay Securitization Trust Series 2025-1A, Class A 5.63%, 06/26/2028(a)		600	603,780
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		59	59,604
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		87	86,984
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		116	117,683
Lendmark Funding Trust Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	304,266
Series 2025-1A, Class A 4.94%, 09/20/2034(a)		300	303,807
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)		500	503,653
Onemain Financial Issuance Trust Series 2025-1A, Class A 4.82%, 07/14/2038(a)		420	426,184
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		64	64,457
Oportun Issuance Trust Series 2025-B, Class A 4.88%, 05/09/2033(a)		600	603,671
Series 2025-C, Class A 4.49%, 07/08/2033(a)		600	601,801
OWN Equipment Fund II LLC Series 2025-1M, Class A 5.48%, 09/26/2033(a)		586	592,223
Pagaya AI Debt Grantor Trust Series 2024-10, Class A 5.183%, 06/15/2032(a)		62	62,239
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)		56	56,048

	Principal Amount (000)		U.S. $ Value

Series 2024-2, Class A 6.319%, 08/15/2031(a)	U.S.$	60	$60,588
Series 2024-3, Class A 6.258%, 10/15/2031(a)		51	51,485
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		292	294,967
Purchasing Power Funding LLC Series 2024-A, Class A 5.89%, 08/15/2028(a)		550	552,507
Reach ABS Trust Series 2025-2A, Class A 4.93%, 08/18/2032(a)		400	401,480
Regional Management Issuance Trust Series 2024-2, Class A 5.11%, 12/15/2033(a)		220	221,580
Series 2025-1, Class A 4.99%, 04/17/2034(a)		585	588,539
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		250	252,959
Series 2024-B, Class A 5.42%, 11/20/2037(a)		150	152,956
Sotheby’s Artfi Master Trust Series 2024-1A, Class A1 6.43%, 12/22/2031(a)		550	553,881
Sunbit Asset Securitization Trust Series 2025-1, Class A 5.36%, 07/15/2030(a)		300	301,584
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(a)		3	2,875
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		7	7,270
Upstart Securitization Trust Series 2023-3, Class A 6.90%, 10/20/2033(a)		31	30,726
Series 2024-1, Class A 5.33%, 11/20/2034(a)		77	76,999
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		250	254,145
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		441	442,062

			11,741,688

Autos - Fixed Rate – 4.7%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		65	65,513

	Principal Amount (000)		U.S. $ Value

Series 2025-2A, Class A 5.55%, 06/20/2028(a)	U.S.$	465	$465,726
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		920	920,918
Credit Acceptance Auto Loan Trust Series 2025-1A, Class A 5.02%, 03/15/2035(a)		250	253,175
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		52	52,219
FinBe USA Trust Series 2025-1A, Class A 5.70%, 12/15/2028(a)		529	530,543
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		154	156,773
Series 2025-1A, Class A 4.91%, 09/25/2029(a)		250	252,902
Series 2025-3A, Class A 5.06%, 12/26/2029(a)		600	609,835
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		58	59,194
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		75	76,088
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		71	72,688
Series A2, Class 24-1A 6.19%, 08/15/2029(a)		119	120,099
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		148	148,406
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		241	243,028
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)		208	208,790
Series 2023-4A, Class A 7.54%, 03/25/2032(a)		263	264,417
Series 2024-3A, Class A 5.281%, 03/25/2033(a)		337	339,103
Series 2025-1A, Class A 5.044%, 06/27/2033(a)		354	355,361
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		55	55,296
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)		215	215,252
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027(c)		25	24,784

	Principal Amount (000)		U.S. $ Value

Series 2025-1A, Class A 4.94%, 02/15/2029(c)	U.S.$	105	$105,329
Series 2025-2A, Class A 5.12%, 01/16/2029(c)		547	548,172

			6,143,611

Credit Cards - Fixed Rate – 1.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		325	327,286
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)		250	254,481
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(a)		600	609,018
Series 2025-B, Class A 5.06%, 09/15/2031(a)		371	373,241

			1,564,026

Other ABS - Floating Rate – 0.7%
Capital Street Master Trust Series 2024-1, Class A 5.693% (CME Term SOFR + 1.35%), 10/16/2028(a) (d)		62	62,072
Gracie Point International Funding LLC Series 2025-1A, Class A 5.70% (CME Term SOFR + 1.50%), 08/15/2028(a) (d) (e)		650	650,000
Pagaya AI Debt Series 2024-S1, Class ABC 7.289%, 09/15/2031(a) (e)		143	143,724
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.103%, 07/15/2032(a)		115	115,585

			971,381

Total Asset-Backed Securities (cost $20,284,201)			20,420,706

CORPORATES - NON-INVESTMENT GRADE – 8.6%
Industrial – 7.5%
Basic – 0.4%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		38	40,292
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (f)		9	4,498
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		125	120,513

	Principal Amount (000)		U.S. $ Value

INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	101	$118,258
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		222	259,201
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	27	27,363

			570,125

Capital Goods – 0.8%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		85	87,562
6.25%, 03/15/2033(a)		66	68,256
Ball Corp. 6.00%, 06/15/2029		300	307,410
Bombardier, Inc. 8.75%, 11/15/2030(a)		190	205,111
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		89	88,612
Esab Corp. 6.25%, 04/15/2029(a)		26	26,735
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		19	19,854
LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)		147	146,055
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		47	48,468
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		22	22,789

			1,020,852

Communications - Media – 0.8%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	170	207,048
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	24,598
Discovery Communications LLC 4.125%, 05/15/2029		303	287,320
DISH DBS Corp. 5.25%, 12/01/2026(a)		67	64,999
5.75%, 12/01/2028(a)		32	30,093
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		26	26,133
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		91	90,563
Univision Communications, Inc. 8.00%, 08/15/2028(a)		262	271,867

			1,002,621

Consumer Cyclical - Automotive – 0.2%
Goodyear Tire & Rubber Co. (The) 6.625%, 07/15/2030		30	30,511

	Principal Amount (000)		U.S. $ Value

Tenneco, Inc. 8.00%, 11/17/2028(a)	U.S.$	51	$51,013
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)		160	155,752

			237,276

Consumer Cyclical - Entertainment – 0.2%
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		15	15,357
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	13,997
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		263	261,575

			290,929

Consumer Cyclical - Other – 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		86	85,745
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		97	96,047
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	100	121,938
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	415	422,939
6.125%, 04/01/2032(a)		77	79,232
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		9	8,378
5.00%, 06/01/2029(a)		45	43,526
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		36	36,429
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,860
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		109	107,999
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		64	64,532
Thor Industries, Inc. 4.00%, 10/15/2029(a)		182	172,296
Travel & Leisure Co. 6.625%, 07/31/2026(a)		117	118,048

			1,367,969

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,554
4.375%, 01/15/2028(a)		35	34,425

			50,979

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)	U.S.$	219	$224,718

Consumer Non-Cyclical – 1.2%
Acadia Healthcare Co., Inc. 7.375%, 03/15/2033(a)		68	70,872
AdaptHealth LLC 5.125%, 03/01/2030(a)		263	250,802
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		40	38,053
6.50%, 02/15/2028(a)		114	116,159
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		30	30,859
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		57	59,480
DaVita, Inc. 4.625%, 06/01/2030(a)		311	299,397
Elanco Animal Health, Inc. 6.65%, 08/28/2028(b)		6	6,252
Embecta Corp. 5.00%, 02/15/2030(a)		29	27,223
LifePoint Health, Inc. 9.875%, 08/15/2030(a)		203	219,851
Medline Borrower LP 3.875%, 04/01/2029(a)		26	24,983
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		5	4,415
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (f)		43	34,925
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (f)		8	8,048
Newell Brands, Inc. 6.375%, 09/15/2027		15	15,186
8.50%, 06/01/2028(a)		52	54,962
Post Holdings, Inc. 6.25%, 02/15/2032(a)		26	26,714
US Foods, Inc. 4.75%, 02/15/2029(a)		273	269,003

			1,557,184

Energy – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		73	75,974
Buckeye Partners LP 6.875%, 07/01/2029(a)		23	23,892
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		186	194,429
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		168	174,397

	Principal Amount (000)		U.S. $ Value

Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)	U.S.$	73	$73,404
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		11	11,183
NFE Financing LLC 12.00%, 11/15/2029(a)		256	94,173
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		105	107,186
NuStar Logistics LP 5.625%, 04/28/2027		312	313,813
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		258	257,536
Sunoco LP 7.00%, 05/01/2029(a)		251	260,950
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		104	107,435
Venture Global LNG, Inc. 9.50%, 02/01/2029(a)		98	107,886
9.875%, 02/01/2032(a)		303	329,952

			2,132,210

Other Industrial – 0.2%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		253	256,509

Services – 0.5%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		260	273,101
ANGI Group LLC 3.875%, 08/15/2028(a)		127	119,637
Garda World Security Corp. 6.00%, 06/01/2029(a)		51	50,590
7.75%, 02/15/2028(a)		48	49,414
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		23	22,320
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		32	32,669
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	112	136,282

			684,013

Technology – 0.1%
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)	U.S.$	17	18,028
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,744
Virtusa Corp. 7.125%, 12/15/2028(a)		10	9,790

		Principal Amount (000)	U.S. $ Value

Western Digital Corp. 4.75%, 02/15/2026	U.S.$	33	$32,932

			103,494

Transportation - Airlines – 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		44	44,256

Transportation - Services – 0.2%
Hertz Corp. (The) 12.625%, 07/15/2029(a)		143	148,224
Loxam SAS 4.50%, 02/15/2027(a)	EUR	100	118,106

			266,330

			9,809,465

Financial Institutions – 0.9%
Banking – 0.2%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)	U.S.$	223	238,278

Brokerage – 0.1%
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)		121	125,195

Finance – 0.5%
Enova International, Inc. 9.125%, 08/01/2029(a)		120	126,528
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		51	51,288
8.00%, 02/15/2027(a)		12	12,318
8.00%, 06/15/2028(a)		77	81,744
Navient Corp. 6.75%, 06/15/2026		259	261,958
SLM Corp.
3.125%, 11/02/2026		23	22,539
6.50%, 01/31/2030		57	59,547

			615,922

Insurance – 0.0%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		61	63,296

REITs – 0.1%
Iron Mountain, Inc. 5.00%, 07/15/2028(a)		76	75,519

			1,118,210

Utility – 0.2%
Electric – 0.2%
NRG Energy, Inc. 5.75%, 07/15/2029(a)		272	272,811

	Principal Amount (000)		U.S. $ Value

Total Corporates - Non-Investment Grade (cost $11,072,583)			$11,200,486

MORTGAGE PASS- THROUGHS – 6.7%
Agency Fixed Rate 30-Year – 6.7%
Federal Home Loan Mortgage Corp. Series 2024 5.50%, 11/01/2054	U.S.$	920	925,222
Series 2025
6.00%, 04/01/2055		177	181,386

Federal National Mortgage Association Series 2024 5.50%, 10/01/2054		922	927,538
6.00%, 06/01/2054		868	887,707
6.00%, 08/01/2054		864	883,052
6.00%, 09/01/2054		872	891,165

Government National Mortgage Association Series 2023 5.50%, 05/20/2053		826	836,350
Series 2025
5.50%, 04/20/2055		178	179,258

Uniform Mortgage-Backed Security Series 2025 4.00%, 09/01/2055, TBA		653	609,637
4.50%, 09/01/2055, TBA		635	610,803
5.00%, 09/01/2055, TBA		620	610,988
5.50%, 09/01/2055, TBA		1,213	1,219,960

Total Mortgage Pass-Throughs (cost $8,643,789)			8,763,066

COLLATERALIZED LOAN OBLIGATIONS – 4.9%
CLO - Floating Rate – 4.9%
AGL CLO 44 Ltd. Series 2025-44A, Class A 5.354% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (d)		250	250,000
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 5.575% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(a) (d)		203	202,847
Apidos CLO XXX Series XXXA, Class A1AR 5.409% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(a) (d)		122	121,758
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.588% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(a) (d)		250	249,950
Bain Capital Credit CLO Series 2019-1A, Class AR2 5.555% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(a) (d)		100	100,184
Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1R 5.525% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(a) (d)		350	350,358

	Principal Amount (000)		U.S. $ Value

Series 2021-6A, Class A1R 5.415% (CME Term SOFR 3 Month + 1.09%), 10/21/2034(a) (d)	U.S.$	300	$300,507
Buttermilk Park CLO Ltd. Series 2018-1A, Class A1R 5.398% (CME Term SOFR 3 Month + 1.08%), 10/15/2031(a) (d)		158	158,372
Carbone CLO Ltd. Series 2017-1A, Class A1 5.727% (CME Term SOFR 3 Month + 1.40%), 01/20/2031(a) (d)		278	278,651
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A, Class A1R3 5.425% (CME Term SOFR 3 Month + 1.10%), 01/20/2032(a) (d)		163	162,988
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.568% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a) (d)		250	250,111
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 5.475% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a) (d)		450	450,599
Invesco CLO Ltd. Series 2021-2A, Class AR 5.315% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a) (d)		650	650,000
KKR CLO 21 Ltd. Series 21, Class A 5.579% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (d)		126	125,826
PPM CLO 5 Ltd. Series 2021-5A, Class A 5.791% (CME Term SOFR 3 Month + 1.46%), 10/18/2034(a) (d)		500	500,543
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.749% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (d)		550	550,246
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.645% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(a) (d)		470	470,920
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.518% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(a) (d)		232	232,493
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1 5.737% (CME Term SOFR 3 Month + 1.41%), 01/20/2035(a) (d)		530	529,996

	Principal Amount (000)		U.S. $ Value

VERDE CLO Ltd. Series 2019-1A, Class ARR 5.428% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (d)	U.S.$	162	$162,384
Voya CLO Ltd. Series 2018-1A, Class A1 5.537% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(a) (d)		156	155,915
Series 2018-3A, Class A1R2 5.518% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a) (d)		122	122,335

Total Collateralized Loan Obligations (cost $6,360,785)			6,376,983

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Fixed Rate CMBS – 1.0%
BANK Series 2020-BN28, Class XA 1.875%, 03/15/2063(g)		2,003	141,564
Series 2020-BN29, Class XA 1.406%, 11/15/2053(g)		951	51,431
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.468%, 05/15/2052(g)		932	35,338
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.61%, 02/15/2050(g)		1,151	16,029
CD Mortgage Trust Series 2016-CD1, Class XA 1.473%, 08/10/2049(g)		1,414	5,888
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.693%, 05/10/2058(g)		55	148
Series 2017-C8, Class XA 1.631%, 06/15/2050(g)		259	4,477
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		165	163,629
Series 2017-P7, Class XA 1.226%, 04/14/2050(g)		770	8,678
Commercial Mortgage Trust Series 2014-CR16, Class D 4.936%, 04/10/2047(a)		100	84,521
Series 2016-DC2, Class XA 1.042%, 02/10/2049(g)		1,812	123
GS Mortgage Securities Trust Series 2013-GC13, Class D 4.006%, 07/10/2046(a)		100	72,502
Series 2016-GS3, Class XA 1.304%, 10/10/2049(g)		1,163	7,033
Series 2017-GS5, Class XA 0.969%, 03/10/2050(g)		1,386	12,010
Series 2017-GS7, Class XA 1.169%, 08/10/2050(g)		3,082	46,080

	Principal Amount (000)		U.S. $ Value

Series 2019-GC39, Class XA 1.238%, 05/10/2052(g)	U.S.$	3,560	$122,169
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.713%, 12/15/2047(a)		100	58,017
Series 2013-LC11, Class B 3.499%, 04/15/2046		54	51,260
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.172%, 08/15/2046(a)		75	57,198
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.617%, 06/15/2050(g)		876	15,012
Series 2017-C2, Class XA 1.203%, 08/15/2050(g)		1,879	27,744
Series 2018-C14, Class XA 1.05%, 12/15/2051(g)		741	17,072
Series 2018-C15, Class XA 1.046%, 12/15/2051(g)		557	13,095
Series 2019-C18, Class XA 1.109%, 12/15/2052(g)		1,187	35,746
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.06%, 04/10/2046(a)		69	63,151
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.747%, 10/15/2049(g)		723	7,440
Series 2018-C48, Class XA 1.101%, 01/15/2052(g)		729	17,493
Series 2019-C52, Class XA 1.71%, 08/15/2052(g)		825	39,784
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.15%, 06/15/2044(a)		38	36,449
Series 2011-C4, Class E 5.15%, 06/15/2044(a)		25	23,558

			1,234,639

Non-Agency Floating Rate CMBS – 0.0%
Starwood Retail Property Trust Series 2014-STAR, Class A 7.50% (PRIME 1 Month + 0.00%), 11/15/2027(a) (d)		76	46,229

Total Commercial Mortgage-Backed Securities (cost $1,402,428)			1,280,868

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.848% (CME Term SOFR + 1.50%), 10/25/2041(a) (d)	U.S.$	132	$132,020
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C04, Class 1B 14.713% (CME Term SOFR + 10.36%), 01/25/2029(d)		117	125,004

			257,024

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4913, Class IO 6.00%, 04/15/2041(g)		50	9,938
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(g)		100	13,891
Series 2016-31, Class IO 5.00%, 06/25/2046(g)		136	18,123
Series 2016-64, Class BI 5.00%, 09/25/2046(g)		16	2,143

			44,095

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4372, Class JS 1.643% (5.99% - CME Term SOFR), 08/15/2044(d) (h)		66	7,279
Federal National Mortgage Association REMICS Series 2012-17, Class ES 2.087% (6.44% - CME Term SOFR), 03/25/2041(d) (h)		19	320
Series 2012-17, Class SE 1.487% (5.84% - CME Term SOFR), 03/25/2042(d) (h)		50	5,884
Series 2019-25, Class SA 1.587% (5.94% - CME Term SOFR), 06/25/2049(d) (h)		32	3,665
Series 2019-42, Class SQ 1.587% (5.94% - CME Term SOFR), 08/25/2049(d) (h)		29	3,309

			20,457

Total Collateralized Mortgage Obligations (cost $318,044)			321,576

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 0.2%
Industrial – 0.1%
Capital Goods – 0.0%
Chariot Buyer LLC 7.666% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(i)	U.S.$	10	$9,646

Communications - Media – 0.1%
DIRECTV Financing LLC 9.820% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(i)		21	20,527
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 9.580% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(i)		85	82,231
Radiate Holdco, LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(i)		42	33,787
7.931% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(i)		42	33,787

			170,332

Technology – 0.0%
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(e) (i) (j) (k) (l)		72	543

			180,521

Financial Institutions – 0.1%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.916% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(i)		29	29,057

Financial Services – 0.1%
Colossus Acquireco LLC 6.050% (CME Term SOFR 3 Month + 1.75%), 07/30/2032(i)		100	99,357

			128,414

Total Bank Loans (cost $395,897)			308,935

EMERGING MARKETS - CORPORATE BONDS – 0.2%
Industrial – 0.2%
Basic – 0.2%
Sasol Financing USA LLC 8.75%, 05/03/2029(a) (cost $194,827)		200	201,550

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(j) (k) (cost $19,137)	2,218	$5,456

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(m) (n) (o) (cost $640,173)	640,173	640,173

Total Investments – 102.6% (cost $132,934,182)(p)		134,195,850
Other assets less liabilities – (2.6)%		(3,433,886)

Net Assets – 100.0%		$130,761,964

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	70	December 2025	$7,662,813	$39,922
U.S. T-Note 10 Yr (CBT) Futures	32	December 2025	3,600,000	14,742
Sold Contracts
U.S. 10 Yr Ultra Futures	20	December 2025	2,288,125	(6,609)
U.S. Long Bond (CBT) Futures	8	December 2025	914,000	(453)
U.S. T-Note 2 Yr (CBT) Futures	5	December 2025	1,042,695	(547)
U.S. Ultra Bond (CBT) Futures	1	December 2025	116,563	140

				$47,195

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	559	USD	659	09/10/2025	$4,314
State Street Bank & Trust Co.	EUR	227	USD	264	09/10/2025	(1,299)
State Street Bank & Trust Co.	GBP	101	USD	136	09/19/2025	(275)

						$2,740

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)%	Quarterly	0.67%	USD	2,720	$(44,222)	$(28,393)	$(15,829)
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00	Quarterly	3.21	USD	3,690	302,775	121,148	181,627
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	1.00	Quarterly	0.51	USD	1,516	35,780	27,649	8,131

						$294,333	$120,404	$173,929

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $48,275,510 or 36.9% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027	01/25/2024	$24,707	$24,784	0.02%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	105,005	105,329	0.08%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	546,522	548,172	0.42%

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2025.
(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2025.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.

(l)	Defaulted.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,926,521 and gross unrealized depreciation of investments was $(440,989), resulting in net unrealized appreciation of $1,485,532.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Active ETFs, Inc.

AB Short Duration Income ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$47,730,775	$—	$47,730,775
Governments - Treasuries	—	36,945,276	—	36,945,276
Asset-Backed Securities	—	19,626,982	793,724	20,420,706
Corporates - Non-Investment Grade	—	11,200,486	—	11,200,486
Mortgage Pass-Throughs	—	8,763,066	—	8,763,066
Collateralized Loan Obligations	—	6,376,983	—	6,376,983
Commercial Mortgage-Backed Securities	—	1,280,868	—	1,280,868
Collateralized Mortgage Obligations	—	321,576	—	321,576
Bank Loans	—	308,392	543	308,935
Emerging Markets - Corporate Bonds	—	201,550	—	201,550
Common Stocks	5,456	—	—	5,456
Short-Term Investments	640,173	—	—	640,173

Total Investments in Securities	645,629	132,755,954	794,267	134,195,850

Other Financial Instruments(a):
Assets:
Futures	54,804	—	—	54,804
Forward Currency Exchange Contracts	—	4,314	—	4,314
Centrally Cleared Credit Default Swaps	—	338,555	—	338,555
Liabilities:
Futures	(7,609)	—	—	(7,609)
Forward Currency Exchange Contracts	—	(1,574)	—	(1,574)
Centrally Cleared Credit Default Swaps	—	(44,222)	—	(44,222)

Total	$692,824	$133,053,027	$794,267	$134,540,118

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$494	$23,762	$23,616	$640	$34